Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate tax rates	25.00%	24.00%	25.00%
Period for certain income from approved enterprise program to be tax exempt, in years	2 years
Tax rate for certain income from approved enterprise program	25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years	8 years
Commencement of production maximum period for tax exempt income, in years	12 years
Period after date of approval which income is not longer tax exempt, in years	14 years
Alternative tax rate	25.00%
Minimum percentage of income from exports	25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises	$ 694,342
Income tax liability	173,585
Withholding tax rate	15.00%
Liability for unrecognized tax benefits	52,599	53,183	48,791
Accrued interest and penalties	8,449	5,916
Reduction in other income taxes liabilities		4,684	1,508
Taxes on income		0	800
Available carry forward tax losses	163,812
Available carry forward tax losses non-Israeli subsidiaries	$ 43,526
Reduced tax rate, payable period, in days	30 days
Development Area A [Member]
Tax rate in 2012	10.00%
Tax rate in 2013	7.00%
Tax rate in 2014	7.00%
Tax rate in 2015	6.00%
Other Regions [Member]
Tax rate in 2012	15.00%
Tax rate in 2013	12.50%
Tax rate in 2014	12.50%
Tax rate in 2015	12.00%
Maximum [Member]
Period of reduced tax rate for certain income from approved enterprise program, in years	10 years
Reduced tax rate, due to amendment law	17.50%
Minimum [Member]
Period of reduced tax rate for certain income from approved enterprise program, in years	5 years
Reduced tax rate, due to amendment law	6.00%